Share-based Payment Arrangements - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Dec. 27, 2019	Sep. 30, 2020 shares	Nov. 30, 2019 shares	Dec. 31, 2021 TWD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 TWD ($) shares $ / shares	Dec. 31, 2019 TWD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation cost of employee share options				$ 699,211,000	$ 25,206,000	$ 955,575,000	$ 871,699,000
Employee restricted stock awards plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock Issued during the period ,Restricted stock award ,shares				15,000,000	15,000,000
Par value per share | (per share)				$ 10				$ 0.36
Fair value of the employee restricted stock award				$ 92.4	$ 3.33
Exercise price, per share | $ / shares						$ 0
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased | $						$ 1,120,111,000	981,078,000
Retained earnings decreased | $						392,447,000
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased				$ 58,448,000		$ 1,010,219,000	$ 105,785,000	$ 2,107,000
Options granted				0	0	1,140,000	17,167,000
Number of equity instruments other than options granted				281,000	281,000	672,000	6,156,000
USISH option plans [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted			17,167,000
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans			3.0
USISH option plans [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans			4.0
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share option to purchase of ordinary shares				0.5	0.5
Weighted average exercise price of share options | $ / shares							$ 69.3
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				10 years	10 years
Percentage of cash dividend per ordinary share exceeds market price				1.50%	1.50%
Weighted average exercise price of share options | (per share)				$ 108.8	$ 3.9	$ 68.5
USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted			6,156,000
Share based compensation number of additional shares to be granted			6,403,000
USISH core employees stock ownership plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	4.5 years
USISH core employees stock ownership plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	3.5 years
USISH core employees stock ownership plan [Member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	2.5 years
USISH second share option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted		1,140,000
USISH second share option plan [member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		1.2 years
USISH second share option plan [member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		2.2 years
USISH second share option plan [member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		3.2 years
USISH second share option plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		2.2
USISH second share option plan [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		3.2
USISH second share option plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		4.2 years
USISH restricted share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		2 years
Number of equity instruments other than options granted		425,000
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions		1 year 3 months 18 days